REVENUE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
REVENUE

18 REVENUE

The Company’s revenues are primarily derived from the provision of cord blood and cells storage services (“private blood banking services”). The Company derives revenue from transfer of services over time or at a point in time in the following major type of services.

	2023	2024	2025
	S$	S$	S$
Over time
Revenue from private blood banking services	-	64,214	279,661

At a point of time
Revenue from retrieval and enrollment of private blood banking services	-	5,287	44,726

Total	-	69,501	324,387

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025